SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2018
SOLAR POWER SYSTEMS, NET
Schedule of solar power systems, net

	At December 31,	At December 31,
	2017	2018
	$	$
Solar power systems in operation	74,488	66,641
Solar power systems under construction	4,710	4,484
Accumulated depreciation	(15,234)	(16,227)
Solar power systems, net	63,964	54,898